SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Private Warrants Member
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants	0	1,000,000
Warrants, price per share	$ 5.75	$ 5.75
Public Warrants Member
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of warrants	35,540,380	34,540,380
Warrants, price per share	$ 5.75	$ 5.75
Sale And Purchase Agreement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues	2,237,000,000
Issuance of additional earn out shares	145,039,000
Issuance of customer receivables earn out shares	270,917,000